Goodwill and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2019
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(6,364)	$9,926
Technologies	10,100	(8,525)	1,575
Pet service provider relationships	2,000	(778)	1,222
Tradenames	950	(522)	428
Total	$29,340	$(16,189)	$13,151

	December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967
The weighted average amortization period remaining as of December 31, 2020 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.3
Pet service provider relationships	0.8
Tradenames	1.3
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	September 30, 2021
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	(11,181)	$5,109
Pet service provider relationships	2,000	(1,944)	56
Tradenames	950	(855)	95
Total	$19,240	$(13,980)	$5,260

	December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967
The weighted average amortization period remaining as of September 30, 2021 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.2
Pet service provider relationships	0.1
Tradenames	0.5

Schedule of Intangible Assets, Future Amortization Expense
Based on amounts recorded at December 31, 2020 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2021	$3,499
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$7,967
Based on amounts recorded at September 30, 2021, the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

Remainder of 2021	$792
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$5,260

Schedule of Goodwill
The following table summarizes the changes in the carrying amount of goodwill (in thousands):

Balance at December 31, 2018	$34,811
Measurement period adjustment – DogBuddy (see Note 3—Business Combinations)	(1,652)
Balance at December 31, 2019	$33,159